Goodwill & Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill & Intangible Assets [Abstract]]
Schedule of Composition	Composition
	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Impairment	Balance
	beginning	during	during	at end	beginning	during	during	at end	Amortized
	of year	the year	the year	of year	of year	the year	the year	of year	balance
	U.S. dollar in thousands
2023
Technologies	6,055	-	-	6,055	3,900	573	305	4,778	1,277
Customer relations	4,002	-	-	4,002	1,273	245	2,375	3,893	109
Goodwill	10,429	-	(6,311)	4,118	-	-	-	-	4,118
	20,486	-	(6,311)	14,175	5,173	818	2,680	8,671	5,504
2022
Technologies	6,055	-	-	6,055	2,665	1,145	90	3,900	2,155
Customer relations	4,002	-	-	4,002	379	531	363	1,273	2,729
Goodwill	10,998	-	(569)	10,429	-	-	-	-	10,429
	21,055	-	(569)	20,486	3,044	1,676	453	5,173	15,313
2021
Technologies	5,059	996	-	6,055	1,575	1,090	-	2,665	3,390
Customer relations	774	3,228	-	4,002	57	322	-	379	3,623
Goodwill	5,387	6,311	(700)	10,998	-	-	-	-	10,998
	11,220	10,535	(700)	21,055	1,632	1,412	-	3,044	18,011

Schedule of Carrying Amount of Goodwill	The following table presents the carrying amount of goodwill by CGUs as of December 31, 2023 and 2022:
	December 31
	2023	2022
	U.S. dollars in thousands
NetNut	4,118	4,118
CyberKick	-	6,311
NNNW	-	-
	4,118	10,429